LONG TERM DEBT - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 2,429	$ 2,511
Noncurrent portion of long-term debt	2,208	2,288
SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Noncurrent portion of long-term debt	$ 953	$ 923